CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		104 Months Ended	113 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Sep. 30, 2011
Revenue	$ 20,264	$ 0	$ 22,638	$ 288	$ 288	$ 15,737	$ 16,025	$ 38,663
Cost of goods sold	11,161	0	12,981	140	140	7,000	7,140	20,121
Gross margin	9,103	0	9,657	148	148	8,737	8,885	18,542
General and administrative expense	428,843	381,053	1,014,667	1,531,669	1,874,465	1,598,286	5,902,892	6,917,559
Operations expense	135,358	55,649	402,479	165,308	276,998	447,000	1,177,872	1,580,351
Sales and marketing expense	60,989	36,415	149,247	177,065	199,593	407,101	655,769	805,016
Interest expense	61,033	33,873	176,118	107,580	147,093	78,938	436,733	612,851
(Gain) Loss on valuation of equity-linked financial instruments	(23,006)	(348,880)	(213,921)	(1,025,294)	(1,145,292)	369,642	(782,304)	(996,225)
Total expense	663,217	158,110	1,528,590	956,328	1,352,857	2,900,967	7,390,962	8,919,552
Net income (loss) available to common shareholders	$ (654,114)	$ (158,110)	$ (1,518,933)	$ (956,180)	$ (1,352,709)	$ (2,892,230)	$ (7,382,077)	$ (8,901,010)
Loss per common share basic and diluted (in dollars per share)	$ (0.02)	$ (0.01)	$ (0.07)	$ (0.08)	$ 0.11	$ 0.31	$ 2.05	$ (1.73)
Weighted average shares used in computation, basic and diluted (in shares)	27,236,303	13,159,639	22,193,681	12,428,401	12,771,683	9,475,369	3,605,195	5,136,012